Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

Currently, the Partnership is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements other than the case disclosed below.

 CMA CGM Amazon settlement

In September 2019, one of the Partnership’s subsidiaries reached a settlement with the U.S. Department of Justice (“DOJ”) regarding the M/V CMA CGM Amazon for oil record book violations. Under the terms of the agreement, the subsidiary pled guilty to oil record book violations with respect to the M/V CMA CGM Amazon. The subsidiary shall pay a fine of up to $500 and was placed on probation for 30 months. If, during the term of probation, the subsidiary fails to adhere to the terms of the plea agreement, the DOJ may withdraw from the plea agreement and would be free to prosecute the subsidiary on all charges arising out of its investigation, including any charges dismissed pursuant to the terms of the plea agreement, as well as potentially other charges. The subsidiary is also required to implement an environmental compliance plan in connection with the settlement. As of December 31, 2019, the Partnership recorded an accrual of $500 in connection with this case which is included in current liabilities in the Partnership’s consolidated balance sheets.

Commitments

(a) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time charter contracts, as of December 31, 2019 were:

Year ending December 31,	Amount
2020	$109,355
2021	80,317
2022	79,296
2023	79,297
2024	63,738
Thereafter	8,254

Total	$420,257

(b) Vessels’ Equipment Commitments

As of December 31, 2019 the Partnership had outstanding commitments relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems on certain of its vessels, amounting to $2,774 and which are payable within the next twelve months.